FINANCIAL RISK MANAGEMENT - Disclosure of Detailed Information About Cash Flow Hedged Items (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Fair value	R$ (761,148,000)	R$ 533,410,000
Accumulated contract gain (loss)	(757,483,000)	64,016,000
Gain (loss) in the period	R$ (790,479,000)	R$ (210,150,000)
Currency Swap Contract One [Member]
Disclosure of financial assets [line items]
Hedged item	Currency	Currency
Notional currency	BRL	BRL
Fair value	R$ (766,302,000)	R$ 533,539,000
Accumulated contract gain (loss)	(765,286,000)	64,145,000
Gain (loss) in the period	R$ (798,363,000)	R$ (215,944,000)
Forward contracts (Aesop)
Disclosure of financial assets [line items]
Hedged item	Currency
Notional currency	BRL
Fair value	R$ (1,350)
Accumulated contract gain (loss)	(1,350,000)
Gain (loss) in the period	R$ (1,350)
Forward contracts (The Body Shop)
Disclosure of financial assets [line items]
Hedged item	Currency
Notional currency	BRL
Fair value	R$ 4,757,000
Accumulated contract gain (loss)	4,757,000
Gain (loss) in the period	R$ 4,757,000
Forward contract (Natura Indústria)
Disclosure of financial assets [line items]
Hedged item	Currency	Currency
Notional currency	BRL	BRL
Fair value	R$ 1,673,000	R$ (129,000)
Accumulated contract gain (loss)	1,673,000	(129,000)
Gain (loss) in the period	R$ 1,665,000	R$ 621,000
Forward contracts (Natura Holding)
Disclosure of financial assets [line items]
Hedged item	Currency
Notional currency	BRL
Fair value
Accumulated contract gain (loss)
Gain (loss) in the period	R$ 89,000
Forward contracts (Avon)
Disclosure of financial assets [line items]
Hedged item	Currency
Notional currency	BRL
Fair value	R$ 74,000
Accumulated contract gain (loss)	2,723,000
Gain (loss) in the period	R$ 2,723,000
Forward contracts (The Body Shop and Avon)
Disclosure of financial assets [line items]
Hedged item		Currency
Notional currency		BRL
Fair value
Accumulated contract gain (loss)
Gain (loss) in the period		R$ 5,173,000